Document and Entity Information	Nov. 06, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity File Number	001-37994
Entity Registrant Name	JBG SMITH PROPERTIES
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-4307010
Entity Address, Address Line One	4747 Bethesda Avenue
Entity Address, Adress Line Two	Suite 200
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	333-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	JBGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001689796
Amendment Flag	false